S000004337 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	290 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%	8.41%
JPX-Nikkei Index 400 (Spliced) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	25.16%	6.61%	7.58%
iShares JPX-Nikkei 400 ETF
Prospectus [Line Items]
Average Annual Return, Percent		26.05%	6.19%	7.16%
Performance Inception Date					Oct. 23, 2001
iShares JPX-Nikkei 400 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.07%	5.64%	6.75%
iShares JPX-Nikkei 400 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.03%	4.79%	5.79%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	The JPX-Nikkei Index 400 (Spliced) reflects the performance of the S&P/TOPIX 150 (Net) through September 3, 2015 and the JPX-Nikkei Index 400 (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.